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AMERICAN FUNDS INCOME SERIES | U.S. Government Securities Fund
U.S. Government Securities Fund®
Prospectus Supplement October 1, 2023

For the following funds with prospectuses dated November 1, 2022 – August 1, 2023 (each as supplemented to date):

American Funds Corporate Bond Fund® (CBF)

American Funds Emerging Markets Bond Fund® (EMBF)

American Funds Inflation Linked Bond Fund® (ILBF)

American Funds Mortgage Fund® (AFMF)

American Funds® Multi-Sector Income Fund (MSI)

American Funds® Strategic Bond Fund (SBF)
American High-Income Trust® (AHIT)

American Mutual Fund® (AMF)

The Bond Fund of America® (BFA)

Capital Income Builder® (CIB)

Capital World Bond Fund® (WBF)

The Income Fund of America® (IFA)

Intermediate Bond Fund of America® (IBFA)

Short-Term Bond Fund of America® (STBF)

U.S. Government Securities Fund® (GVT)

3. The “Shareholder fees” table in the “Fees and expenses of the fund” section of the AHIT and GVT prospectus is amended to read as follows. Except as indicated below the table, footnotes remain unchanged.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - U.S. Government Securities Fund - AMERICAN FUNDS INCOME SERIES	Class A		Class 529-A	Class C	Class 529-C	Class 529-E	Class T	Class 529-T	Class F-1	Class 529-F-1	Class F-2	Class F-3	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6	Class R-2E	Class R-5E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%		3.50%	none	none	none	2.50%	2.50%	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75%	[1]	1.00%	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $500,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Keep this supplement with your prospectus.